13F-HR
<SEQUENCE>1
<FILENAME>ais13f033111.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Argi Investment Services, LLC
Address: 1914 Stanley Gault Parkway
         Louisville, KY 40223
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jan Peebles
Title:	Director of Compliance
Phone:	502-753-0609
Signature,	Place,		and Date of Signing:
Jan Peebles 	Louisville, KY	August 4, 2011
Report Type (Check only one.):
[X]13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	58
Form 13F Information Table Value Total:	$221,207

List of Other Included Managers:	NONE

No. 13F File Number

FORM 13F INFORMATION TABLE
				      VALUE   SHRS OR    SH/  PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP  (X$1000) PRN AMT    PRN  CALL  DSCRETN  MGRS  SOLE SHARED  NONE
Alliance/Bernst COM	01881E101       264   33487      SH          SOLE            0    0   33487
AT&T Inc.	COM	00206R102       503   16005.94   SH 	     SOLE            0    0   16005.94
Altria Group	COM     02209S103       289   10924.66   SH	     SOLE	     0    0   10924.66
Apple Inc	COM	037833100       641    1910      SH          SOLE	     0	  0    1910
Chevron Corp	COM	166764100       461    4482	 SH          SOLE            0    0    4482
Cisco Sys	COM	17275R102       274   17527	 SH	     SOLE	     0    0   17527
Coca Cola Co	COM	191216100       229    3399.111  SH          SOLE	     0	  0    3399.111
Coach Inc       COM	189744104	211    3306	 SH	     SOLE	     0    0    3306
Exxon Mobil 	COM	30231G102       427    5249      SH          SOLE	     0    0    5249
GE		COM	369604103      7418  393341.5    SH          SOLE	     0    0  393341.5
Google Inc   	CL A	38259P508       208     411      SH          SOLE	     0    0     411
Greenhaven Commodity	395258106      6286  187651      SH          SOLE            0    0  187651
IBM		COM	459200101       279    1627      SH          SOLE	     0    0    1627
iShares Barclys Tips BD	464287176     23374  211259.9    SH          SOLE	     0    0  211259.9
iShares MSCI Emerg Mkt	464287234       320    6726      SH          SOLE	     0    0    6726
iShares IBOXX Inv CPBD	464287242     16323  148217.344  SH          SOLE	     0    0  148217.344
iShares S&P 500 Grw	464287309       284    4085      SH          SOLE	     0    0    4085
iShares S&P 500 Value	464287408       223    3602      SH          SOLE	     0    0    3602
iShares Barclys 1-3Yr	464287457     20523  243451.7    SH          SOLE	     0    0  243451.7
iShares MSCI EAFE Index	464287465       696   11579.579  SH          SOLE	     0    0   11579.579
iShares S&P Midcap 400	464287507      1137   11635      SH          SOLE	     0    0   11635
iShares S&P MC 400 Grw	464287606      1067    9617.827  SH          SOLE	     0    0    9617.827
iShares S&P MC 400 VL	464287705       740    8803.776  SH          SOLE	     0    0    8803.776
iShares DJ US Real Est	464287739       864   14334.678  SH          SOLE	     0    0   14334.678
iShares DJ US Energy    464287796       206    4779      SH          SOLE            0    0    4779
iShares S&P SMLCP VL	464287879      8790   118346.1   SH          SOLE	     0    0  118346.1
iShares S&P SMLCP Grw	464287887      1234    15350.53  SH          SOLE	     0    0   15350.53
iShares S&P Asia 50 Idx	464288430      1363   29180.021  SH          SOLE	     0    0   29180.021
iShares High Yld Corp	464288513      1918   21004.79   SH          SOLE	     0    0   21004.79
iShares Barclys 1-3YrCr	464288646      2430   23152      SH          SOLE	     0    0   23152
iShares Barclys Sh Trea	464288679       940    8526      SH          SOLE	     0    0    8526
iShares US PFD Stock    464288687       259    6518      SH          SOLE            0    0    6518
Johnson & John. COM     478160104       215    3227      SH          SOLE            0    0    3327
MKTVEC Short Muni Idx	57060U803       505   28867      SH          SOLE	     0    0   28867
MKTVEC Intermed. Muni 	57060U845       210    9692      SH          SOLE	     0    0    9692
Marvell Tech.   COM     G5876H105       152   10301      SH          SOLE            0    0   10301
Microsoft       COM     594918104       210    8090      SH          SOLE            0    0    8090
Oracle Corp	COM	68389X105       325    9861.025  SH          SOLE	     0    0    9861.025
Pepsico Inc	COM	713448108       292    4141 	 SH          SOLE	     0    0    4141
Philip Morris	COM	718172109       305    4567	 SH	     SOLE	     0    0    4567
Powershares DB Cmdty	73935S105       519   17936      SH          SOLE	     0    0   17936
Proctor Gamble	COM     742718109       437    6874      SH          SOLE	     0    0    6874
Rydex S&P 500 Eq. Trd	78355W106     31038  613150.77   SH          SOLE	     0    0  613150.77
SPDR Brclys High Yld	78464A417      9761  242697.534  SH          SOLE	     0    0  242697.534
SPDR Global RE          78463X749     10131  257199.863  SH          SOLE            0    0  257199.863
UPS                     911312106       748   10262      SH          SOLE            0    0   10262
Vanguard Total BD Mkt	921937835       596    7346      SH          SOLE	     0    0    7346
Vanguard All Wrld Ex US	922042775      2921   58650      SH          SOLE	     0    0   58650
Vanguard MSCI Ermg Mkt	922042858     14715  302660.902  SH          SOLE	     0    0  302660.902
Vanguard MSCI Pacific	922042866      8870  156876      SH          SOLE	     0    0  156876
Vanguard MSCI Europe	922042874     11830  220990.58   SH          SOLE	     0    0  220990.58
Vanguard Intl MCAP Vl	922908512      3870   68386.01   SH          SOLE	     0    0   68386.01
Vanguard Intl MCAP Grw	922908538      7085  104159.004  SH          SOLE	     0    0  104159.004
Vanguard REIT ETF	922908553      1171   19481      SH          SOLE	     0    0   19481
Vanguard MSCI SCAP Grw	922908595      7600   88480.12   SH          SOLE	     0    0   88480.12
Vanguard SCAP Value	922908611       932   13305.488  SH          SOLE	     0    0   13305.488
Vanguard Stock Mkt ETF	922908769      4817   70430      SH          SOLE	     0    0   70430
YUM! Brands Inc	COM	988498101      1771   32053      SH          SOLE	     0    0   32053